Quarterly Results of Operations (Tables)	12 Months Ended
Dec. 31, 2013
Quarterly Results of Operations

	Quarter Ended
2012	March 31	June 30	September 30	December 31
Revenue	$644,169	$638,668	$654,946	$672,368
Income from operations	291,275	281,543	300,959	311,611
Net loss	(25,067)	(84,328)	(35,349)	(4,755)
Net loss attributable to Intelsat S.A.	(25,248)	(84,710)	(35,430)	(5,750)
Net loss per share attributable to Intelsat S.A.:
Basic	$(0.30)	$(1.02)	$(0.43)	$(0.07)
Diluted	(0.30)	(1.02)	(0.43)	(0.07)

	Quarter Ended
2013	March 31	June 30	September 30	December 31
Revenue	$655,127	$653,803	$651,844	$642,848
Income from operations	310,049	255,638	308,082	330,604
Net income (loss)	(6,916)	(407,266)	88,574	73,615
Net income (loss) attributable to Intelsat S.A.	(7,804)	(408,305)	87,798	72,631
Net income (loss) per share attributable to Intelsat S.A.:
Basic	$(0.09)	$(4.19)	$0.83	$0.69
Diluted	(0.09)	(4.19)	0.75	0.62